Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and strategy

The data processed in our business does not have a bearing on national security, economy operation, social stability or public health and security and thus may not be classified as being sensitive. Nevertheless, we always monitor and maintain information security processes designed to identify, assess and manage material risks from cybersecurity threats to our information systems and critical data, confidential information that is proprietary, strategic or competitive in nature. We use third-party hosted services, communications systems and software and rely on their internally established assessment and management procedures on any cybersecurity threats and risks on the services rendered, system and software used in such services.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we always monitor and maintain information security processes designed to identify, assess and manage material risks from cybersecurity threats to our information systems and critical data, confidential information that is proprietary, strategic or competitive in nature.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our independent Directors address cybersecurity risk management as part of its general oversight function. The independent Directors oversee our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by members of our management team who is responsible for hiring appropriate personnel, integrating cybersecurity risk considerations into our overall risk management strategy and communicating key priorities to relevant personnel and approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes and reviewing security assessments and other security-related reports.

Information regarding cyber incidents is reported at the meeting of the management or sooner if warranted. The management will work with the IT team to help mitigate and remediate cybersecurity incidents of which they are notified. The management is responsible for reporting cybersecurity incidents to the Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The independent Directors oversee our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by members of our management team who is responsible for hiring appropriate personnel, integrating cybersecurity risk considerations into our overall risk management strategy and communicating key priorities to relevant personnel and approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes and reviewing security assessments and other security-related reports.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true